Debt, Finance Lease Obligations and Other Notes Payable - Bank loans (Details) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Mar. 31, 2017 MXN ($)	Mar. 31, 2016 MXN ($)	Dec. 31, 2017 MXN ($) company	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Debt, finance lease obligations and other notes payable outstanding
Principal amount				$ 123,124,638
Prepayment of long-term bank loans				307,489	$ 851,659	$ 73,850
Unamortised finance costs				1,250,746
Interest payable on total debt			$ 1,796,847	1,120,009	1,796,847
Bank loans maturities between 2022 and 2023
Debt, finance lease obligations and other notes payable outstanding
Number of Mexican banks, entered into long-term credit agreements | company			3
Principal amount			$ 6,000,000		6,000,000
Base rate			TIIE
Number of days interest is payable			28 days
Bank loans maturities between 2017 and 2018
Debt, finance lease obligations and other notes payable outstanding
Principal amount			$ 1,250,000		$ 1,250,000
Base rate					TIIE
Number of days interest is payable					28 days
Prepayment of long-term bank loans	$ 1,292,438				$ 629,311
Bank loans mature in 2021 and 2023, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Principal amount		$ 5,500,000
Bank loans (Sky)
Debt, finance lease obligations and other notes payable outstanding
Prepaid to the company		$ 3,500,000
Bank loans maturities between 2017 and 2022, (TVI)
Debt, finance lease obligations and other notes payable outstanding
Principal amount			$ 2,642,027	$ 2,334,538	$ 2,642,027
Base rate				TIIE
TIIE | Bank loans maturities between 2017 and 2018
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)			1.175%		1.175%
Minimum | Bank loans maturities between 2022 and 2023
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)			1.25%		1.25%
Minimum | Bank loans 1 mature in 2021 and 2023, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Interest rate		7.00%
Minimum | TIIE | Bank loans maturities between 2017 and 2022, (TVI)
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)				1.00%
Maximum | Bank loans maturities between 2022 and 2023
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)			1.30%		1.30%
Maximum | Bank loans 2 mature in 2021 and 2023, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Interest rate		7.13%
Maximum | TIIE | Bank loans maturities between 2017 and 2022, (TVI)
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)				1.25%